INCOME TAXES - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax at statutory federal rate													$ (78,098)	$ (18,586)	$ (13,922)
State tax, net of federal benefit													(14,052)	(4,649)	(2,419)
Stock-based compensation													(7,652)	556	161
Section 162(m) limitation													1,834	0	0
Research and development credits, net of uncertain tax position													(14,945)	(5,915)	0
Warrant revaluation													(2,824)	0	0
Other													408	915	1
Change in valuation allowance													114,303	27,830	14,177
Income tax expense (benefit)	$ 2	$ (1,030)	$ 2	$ 1	$ 1	$ 1	$ 146	$ 2	$ 2	$ 3	$ 2	$ 4	$ (1,026)	$ 151	$ (2,002)